Other Information	12 Months Ended
Dec. 31, 2011
Other Information [Abstract]
Other Information
NOTE 12 — OTHER INFORMATION

The following table discloses the components of “Other income (expense)” for the years ended December 31, 2011, 2010 and 2009, respectively:

(In thousands)	Years Ended December 31,
	2011	2010	2009
Foreign exchange gain (loss)	$796	$(6,014)	$(4,207)
Other	(1,445)	679	(5,161)
Total other income (expense) — net	$(649)	$(5,335)	$(9,368)

The following table discloses the components of “Other current assets” as of December 31, 2011 and 2010, respectively:

(In thousands)		As of December 31,
		2011	2010
Deferred loan costs		$7,653	$7,653
Inventory		18,895	20,698
Deferred tax asset		―	850
Deposits		14,715	30,533
Other receivables		10,682	14,899
Other		18,988	16,336
Total other current assets		$70,933	$90,969

The following table discloses the components of “Other long-term liabilities” as of December 31, 2011 and 2010, respectively:

(In thousands)		As of December 31,
		2011	2010
Unrecognized tax benefits		$42,096	$46,648
Asset retirement obligation		47,534	48,263
Employee related liabilities		40,145	34,551
Deferred rent		68,048	45,021
Redeemable noncontrolling interest		57,855	57,765
Other		26,262	19,625
Total other long-term liabilities		$281,940	$251,873

The following table discloses the components of “Accumulated other comprehensive loss,” net of tax, as of December 31, 2011 and 2010, respectively:

(In thousands)		As of December 31,
		2011	2010
Cumulative currency translation adjustment		$(247,025)	$(207,481)
Cumulative unrealized gain (loss) on investments		37	42
Total accumulated other comprehensive loss		$(246,988)	$(207,439)